Contract Liabilities (Details) - Wag Labs, Inc. - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities	$ 2.1		$ 1.9	$ 1.8
Amount of revenue included in contract with customer liability	$ 0.2	$ 0.1	$ 0.1	$ 0.5